EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
The following table summarises basic and diluted earnings per share calculations for the years presented:

	Year ended
	31 December 2019	31 December 2018	31 December 2017
Profit after taxes attributable to equity shareholders (€ million)	1,090	909	688
Basic weighted average number of Shares in issue(A) (million)	466	484	484
Effect of dilutive potential Shares(B) (million)	3	4	5
Diluted weighted average number of Shares in issue(A) (million)	469	488	489
Basic earnings per share (€)	2.34	1.88	1.42
Diluted earnings per share (€)	2.32	1.86	1.41

(A)	As at 31 December 2019, 31 December 2018 and 31 December 2017 the Group had 456,399,877, 474,920,066 and 484,586,428 Shares, respectively, in issue and outstanding.

(B)
For the year ended 31 December 2019 and 31 December 2018 there were no outstanding options to purchase Shares excluded from the diluted earnings per share calculation. For the year ended 31 December 2017, outstanding options to purchase 1.2 million Shares were excluded from the diluted earnings per share calculation because the effect of including these options in the computation would have been anti-dilutive. The dilutive impact of the remaining options outstanding, unvested restricted stock units and unvested performance share units was included in the effect of dilutive securities.